Line of Credit (Details Narrative) (USD $)	Jun. 30, 2013
Debt Disclosure [Abstract]
Personally credit line	$ 100,000
Credit line for Chief Executive Officer	100,000
Line of credit	77,464
Interest	5%
Remaining amount	22,536
Established personal line of credit	220,000
Borrowed and, subsequently paid	$ 220,000